First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments
April 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 93.1%
	Arizona – 0.5%
$400,000	AZ St Indl Dev Auth Edu Rev Academics of Math & Science Proj (a)	4.00%	07/01/29	$382,784
	California – 83.7%
350,000	Alameda CA Corridor Transprtn Auth Ref 2nd Sub Lien, Ser B, AGM	4.00%	10/01/37	355,120
150,000	Alameda CA Corridor Transprtn Auth Ref Subordinate Lien, Ser A	5.00%	10/01/25	163,463
215,000	Antelope Vly E Kern CA Wtr Agy Wtr Rev Ref	5.00%	06/01/35	254,248
525,000	Azusa CA Spl Tax Cmnty Facs Dist No 2005-1 Impt	4.00%	09/01/34	549,822
746,278	CA Hsg Fin Agy Muni Ctfs Class A, Ser 2	4.00%	03/20/33	718,719
445,824	CA Hsg Fin Agy Muni Ctfs, Ser A	4.25%	01/15/35	430,626
200,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C	4.50%	07/01/26	206,512
255,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Projs, Ser A (a)	5.00%	07/01/30	266,095
505,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (a)	5.00%	07/01/34	522,438
105,000	CA Sch Fin Auth Sch Fac Rev Kipp Socal Pub Schs, Ser A (a)	5.00%	07/01/26	113,250
105,000	CA Sch Fin Auth Sch Fac Rev Kipp Socal Pub Schs, Ser A (a)	5.00%	07/01/27	113,807
400,000	CA Sch Fin Auth Sch Fac Rev Kipp Socal Pub Schs, Ser A (a)	5.00%	07/01/39	416,112
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	4.00%	07/01/25	204,432
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hlth Learning Proj, Ser A (a)	5.00%	07/01/32	208,552
500,000	CA St Cmnty Clg Fing Auth Clg Hsg Rev Orange Coast Pptys LLC Orange Coast Clg Proj	5.00%	05/01/30	528,910
1,000,000	CA St Enterprise Dev Auth Lease Rev Riverside Cnty Library Fac Proj	4.00%	11/01/37	1,102,310
220,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	251,467
250,000	CA St Hlth Facs Fing Auth Rev Sutter Hlth, Ser A	5.00%	11/15/30	294,445
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Academy Proj (b)	5.38%	07/01/34	242,392
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (c)	5.38%	07/01/34	252,622
900,000	CA St Muni Fin Auth Chrt Sch Rev John Adams Academies Lincoln Proj, Ser A (a)	5.00%	10/01/39	843,624
300,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Academy Proj (a)	4.00%	07/01/26	298,047
200,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Academy Proj, Ser A (a)	5.00%	07/01/38	191,692
250,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (a)	5.50%	06/01/38	246,052
70,000	CA St Muni Fin Auth Eductnl Rev Ref American Heritage Edu, Ser A	4.00%	06/01/26	70,012
605,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/49	643,000
155,000	CA St Muni Fin Auth Rev Ref Biola Univ	5.00%	10/01/37	163,215
225,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/30	248,272
225,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/32	244,766
675,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/33	730,856
475,000	CA St Muni Fin Auth Rev Ref Cmnty Med Centers, Ser A	5.00%	02/01/36	519,484
200,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	224,782
400,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/34	443,732
250,000	CA St Muni Fin Auth Rev Ref Emerson Clg, Ser B	5.00%	01/01/33	271,970
700,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	679,063
500,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/36	477,350
110,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/26	119,446
435,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	475,372
500,000	CA St Muni Fin Auth Senior Living Rev Ref Mt San Antonio Gardens Proj	5.00%	11/15/39	511,025

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$700,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	$684,152
500,000	CA St Muni Fin Auth Student Hsg Rev Chf Davis I, LLC West Vlg Student Hsg Proj	5.00%	05/15/27	553,940
350,000	CA St Muni Fin Auth Student Hsg Rev Chf Davis I, LLC West Vlg Student Hsg Proj	5.00%	05/15/40	366,782
75,000	CA St Muni Fin Auth Student Hsg Rev Chf Davis I, LLC West Vlg Student Hsg Proj TCRS, BAM	5.00%	05/15/29	85,433
1,000,000	CA St Muni Fin Auth Student Hsg Rev Chf-Davis I, LLC West Vlg Student Hsg Proj	5.00%	05/15/38	1,053,390
600,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	617,028
250,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	6.75%	12/01/28	228,538
750,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	7.50%	12/01/40	669,645
150,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Waste Mgmt Inc Proj, Ser C (Mandatory put 06/03/24)	3.25%	12/01/27	153,048
15,000	CA St Pub Wks Brd Lease Rev Judicial Council CA, Ser B	5.00%	06/01/34	17,068
175,000	CA St Pub Wks Brd Lease Rev Ref, Ser B	5.00%	10/01/26	210,875
165,000	CA St Pub Wks Brd Lease Rev Ref, Ser B	5.00%	05/01/29	208,258
125,000	CA St Pub Wks Brd Lease Rev Ref, Ser F	5.00%	05/01/24	142,380
100,000	CA St Pub Wks Brd Lease Rev Various Corr Facs, Ser A	5.00%	09/01/27	114,397
75,000	CA St Ref	4.00%	09/01/32	83,054
75,000	CA St Ref	4.00%	08/01/34	82,423
155,000	CA St Ref	4.00%	09/01/35	169,888
75,000	CA St Ref Various Purpose	4.00%	09/01/33	82,718
275,000	CA St Ref Various Purpose	4.00%	09/01/35	301,414
565,000	CA St Sch Fin Auth Chrt Sch Rev Arts in Action Chrt Schs, Ser A (a)	5.00%	06/01/30	579,526
335,000	CA St Sch Fin Auth Chrt Sch Rev Arts in Action Chrt Schs, Ser A (a)	5.00%	06/01/40	322,257
600,000	CA St Sch Fin Auth Chrt Sch Rev Fenton Chrt Schs, Ser A (a)	4.00%	07/01/30	580,002
600,000	CA St Sch Fin Auth Chrt Sch Rev Fenton Chrt Schs, Ser A (a)	5.00%	07/01/40	587,280
300,000	CA St Sch Fin Auth Chrt Sch Rev Rocketship Pub Schs, Ser G (b)	5.00%	06/01/37	280,674
100,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/25	106,199
210,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/31	219,412
300,000	CA St Stwd Cmntys Dev Auth Clg Hsg Rev NCCD Hooper Street LLC CA Clg of the Arts Projs (a)	5.00%	07/01/29	304,722
400,000	CA St Stwd Cmntys Dev Auth Clg Hsg Rev NCCD Hooper Street LLC CA Clg of the Arts Projs (a)	5.25%	07/01/39	393,332
200,000	CA St Stwd Cmntys Dev Auth Student Hsg Rev Ref Chf Irvine LLC	5.00%	05/15/30	215,664
280,000	CA St Stwd Cmntys Dev Auth Student Hsg Rev Ref Chf Irvine LLC	5.00%	05/15/35	295,198
100,000	CA St Various Purpose	5.00%	10/01/35	116,268
250,000	CA Stwd Cmntys Dev Auth Rev Beverly Cmnty Hosp Assoc	5.00%	02/01/30	271,065
500,000	CA Stwd Cmntys Dev Auth Rev Beverly Cmnty Hosp Assoc	5.00%	02/01/35	526,540
375,000	CA Stwd Cmntys Dev Auth Rev Lancer Eductnl Std Hsg Proj, Ser A (a)	5.00%	06/01/34	371,621
475,000	CA Stwd Cmntys Dev Auth Rev Lancer Eductnl Std Hsg Proj, Ser A (a)	5.00%	06/01/39	455,805
600,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/30	614,556
300,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/33	304,857

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$150,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	3.00%	11/01/22	$147,243
250,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	5.00%	11/01/32	254,690
190,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/27	230,379
50,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	59,795
175,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	208,294
50,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	4.00%	04/01/32	55,381
50,000	CA Stwd Cmntys Dev Auth Rev Ref Insd Enloe Med Ctr	5.00%	08/15/33	59,060
125,000	Camarillo CA Cmnty Dev Commn Successor Agy Tax Allocation Ref Camarillo Corridor Proj, AGM	5.00%	09/01/25	143,614
240,000	Camarillo CA Cmnty Dev Commn Successor Agy Tax Allocation Ref Sub Lien, Ser B, BAM	5.00%	09/01/28	287,935
305,000	Camarillo CA Cmnty Dev Commn Successor Agy Tax Allocation Ref Sub Lien, Ser B, BAM	5.00%	09/01/30	362,322
400,000	Casitas Muni Wtr Dist CA Spl Tax Cmnty Facs Dist No 2013-1, BAM	4.00%	09/01/34	455,184
355,000	Centinela Vly CA Union High Sch Dist Ref, Ser C, AGM	3.00%	08/01/36	363,992
450,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/31	510,349
425,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/36	530,570
250,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Progr, Ser A, COPS, BAM	5.00%	06/01/31	299,627
250,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Progr, Ser A, COPS, BAM	4.00%	06/01/35	276,722
200,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Progr, Ser A, COPS, BAM	4.00%	06/01/36	220,292
210,000	Cotati-Rohnert Park CA Unif Sch Dist 2016 Election, Ser C, AGM	5.00%	08/01/32	249,898
200,000	Del Mar CA Union Sch Dist Spl Tax Ref	4.00%	09/01/33	211,394
300,000	Del Mar CA Union Sch Dist Spl Tax Ref	4.00%	09/01/34	316,134
270,000	Diablo CA Wtr Dist Wtr Rev Ref, COPS, BAM	4.00%	01/01/32	308,580
150,000	Dinuba CA Jt Unif Sch Dist, COPS, AGM	4.00%	02/01/35	165,144
755,000	El Dorado CA Irr Dist Rev Ref, Ser C	4.00%	03/01/34	832,546
350,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No. 19 Mangini	5.00%	09/01/32	388,101
155,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/29	178,014
360,000	Fontana CA Unif Sch Dist Election 2006, Ser B, AGM	(d)	02/01/33	261,335
310,000	Fountain Vly CA Pub Fing Auth Lease Rev Ref, Ser A	4.00%	11/01/29	354,748
140,000	Fresno CA Jt Pwrs Fing Auth Lease Rev Ref Master Lease Proj, Ser A, AGM	5.00%	04/01/32	164,154
340,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Ref, Ser A-1	5.00%	06/01/26	389,895
750,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Ref, Ser A-1	5.00%	06/01/34	854,917
145,000	Golden West CA Schs Fing Auth Ref Beverly Hills Uni Sch Dist, NATL-RE	5.25%	08/01/23	164,407
265,000	Imperial CA Pub Fing Authrev Ref, AGM	4.00%	10/15/33	305,476
360,000	Imperial CA Pub Fing Authrev Ref, AGM	4.00%	10/15/35	409,288
140,000	Inglewood CA Unif Sch Dist, Ser C, BAM	4.00%	08/01/35	154,794
860,000	Irvine CA Impt Bond Act 1915 Ref	4.00%	09/02/35	961,669
150,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist #09-1, Ser C	5.00%	09/01/31	173,378
890,000	Jurupa CA Public Fing Auth Spl Tax Rev Ref, Ser A, AGM	4.00%	09/01/34	993,810
290,000	Kaweah CA Delta Healthcare Dist Rev, Ser B	5.00%	06/01/40	315,633
100,000	Kern Cnty CA Wtr Agy Impt Dist #4 Wtr Rev Ref, Ser A, AGM	5.00%	05/01/29	120,821

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$485,000	King City CA Union Sch Dist Cap Apprec Election 1998-C, AMBAC	(d)	08/01/29	$396,948
250,000	La Verne CA Ref Brethren Hillcrest Homes, COPS	5.00%	05/15/36	245,402
1,055,000	Lancaster CA Fing Auth Rev Measure M&R Street Impts Proj	4.00%	06/01/35	1,183,583
100,000	Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A	5.25%	11/15/23	110,170
210,000	Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A	5.50%	11/15/30	261,297
460,000	Los Angeles CA Dept of Arpts Arpt Rev Ref Sub Los Angeles Intl Arpt, Ser D, AMT	5.00%	05/15/32	539,939
700,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser B, AMT	5.00%	05/15/31	790,510
250,000	Los Angeles CA Dept of Arpts Arpt Rev Subordinate Los Angeles Intl Arpt, Ser F, AMT	5.00%	05/15/32	293,445
300,000	Los Angeles CA Dept of Arpts Arpt Rev Subordinate, Ser C, AMT	5.00%	05/15/38	336,582
75,000	Los Angeles CA Dept of Arpts Sr Los Angeles Intl Arpt, Ser A	4.00%	05/15/20	75,071
10,000	Los Angeles CA Dept of Arpts, Ser E	5.00%	05/15/28	11,492
215,000	Los Angeles CA Muni Impt Corplease Rev Ref Real Property, Ser B	4.00%	11/01/37	234,292
410,000	Los Osos CA Cmnty Svcs Wstwtr Assmnt Dist #1 Ref Reassmnt	3.13%	09/02/32	433,862
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/27	112,089
250,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	273,715
250,000	Marina Coast CA Wtr Dist Enterprise Rev, COPS	4.00%	06/01/35	286,810
310,000	Marina Coast CA Wtr Dist Enterprise Rev, COPS	4.00%	06/01/36	353,477
245,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/34	267,403
500,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/44	535,565
1,000,000	Met Wtr Dist Of Sthrn CA Variable-Ref, Ser B-2 (e)	0.09%	07/01/37	1,000,000
100,000	Modesto CA Spl Tax Ref Cmnty Facs Dist # 2004-1 Vlg 1 #2	5.00%	09/01/27	112,740
200,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (a)	5.00%	10/01/42	171,998
1,115,000	Natomas CA Unif Sch Dist, AGM	3.00%	08/01/36	1,143,243
250,000	Norco CA Spl Tax Ref Norco Ridge Ranch, BAM	5.00%	09/01/32	300,420
405,000	Oakland CA Unif Sch Dist Alameda Cnty Election of 2012, Ser A, AGM	4.00%	08/01/36	438,080
500,000	Oroville CA Rev Oroville Hosp	5.25%	04/01/34	551,575
250,000	Palomar Hlth CA Rev Ref	5.00%	11/01/31	279,412
750,000	Pleasanton CA Unif Sch Dist	3.00%	08/01/36	766,147
210,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/33	232,462
220,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/34	242,882
340,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/39	370,709
200,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Ref #2004-1 Sunridge Park Area	5.00%	09/01/25	226,204
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	5.00%	09/01/40	527,640
300,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1	5.38%	09/01/31	319,893
575,000	Riverside CA Unif Sch Dist Election of 2016, Ser B	3.00%	08/01/38	584,545
185,000	Riverside CA Unif Sch Dist Fing Auth Spl Tax Ref, BAM	5.00%	09/01/34	209,635
1,495,000	Rocklin CA Unif Sch Dist Cmnty Facs Dist Subordinate, Ser 2019, BAM	4.00%	09/15/37	1,679,961
185,000	Roseville CA Spl Tax	5.00%	09/01/32	207,400
160,000	Roseville CA Spl Tax	5.00%	09/01/33	178,669
170,000	Roseville CA Spl Tax	4.00%	09/01/34	175,420
150,000	Roseville CA Spl Tax	4.00%	09/01/35	154,040

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$200,000	Sacramento CA Spl Tax Natomas Meadows Cmnty Facs Dist #2007-01 (a)	5.00%	09/01/32	$218,514
500,000	Sacramento CA Transient Occupancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/32	559,750
510,000	San Diego Cnty CA Limited Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/28	605,630
125,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No.2, Ser A	4.00%	09/01/32	132,348
85,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No.2, Ser A	4.00%	09/01/33	89,493
100,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No.2, Ser A	4.00%	09/01/34	104,887
500,000	San Francisco CA Bay Area Rapid Transit Dist Sales Tax Rev, Ser A	4.00%	07/01/36	556,000
140,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, Ser D, AMT	5.00%	05/01/22	148,932
100,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	112,204
165,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Cap Apprec Ref, Ser A, NATL-RE	(d)	01/15/29	122,856
675,000	Santa Clarita CA Cmnty Facs Dist Vista Canyon #2016-1 (a)	4.00%	09/01/35	698,578
175,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/33	197,957
370,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/38	409,250
150,000	Soledad CA Unif Sch Dist Premium Ref Bans, CABS	(d)	08/01/21	147,789
305,000	Tahoe-Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/37	334,118
260,000	Tahoe-Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/39	283,127
150,000	Temecula Vly CA Unif Sch Dist Cmnty Facs Dist #2014-1	5.00%	09/01/32	166,733
400,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	453,068
500,000	Temescal Vly CA Wtr Dist Spl Tax Terramor Cmnty Facs Dist #4 Impt Area #1	5.00%	09/01/31	557,570
500,000	Tobacco Securitization Auth Nthrn CA Tobacco Settlement Rev Asset Bkd Bds, Ser A-1	5.50%	06/01/45	494,375
250,000	Tobacco Securitization Auth Sthrn CA Tobacco Settlement Rev Ref San Diego Co Tobacco Securitization Corp Class 2, Ser B-1	2.25%	06/01/29	241,010
250,000	Tracy CA Cmnty Facs Dist	5.00%	09/01/33	275,650
1,000,000	Tulare CA Loc Hlth Care Dist Ref, BAM	4.00%	08/01/39	1,089,350
100,000	W Contra Costa CA Unif Sch Dist Ref, Ser A	5.00%	08/01/31	116,913
15,000	Washington Twp CA Hlth Care Dist Ref, Ser DT	4.00%	08/01/29	16,438
				64,453,363
	Florida – 0.7%
225,000	Parkland Preserve CDD FL Spl Assmnt Rev, Ser A	4.50%	05/01/24	220,496
305,000	Rhodine Road North CDD FL Spl Assmnt	4.00%	05/01/30	297,146
				517,642
	Georgia – 0.5%
200,000	Floyd Cnty GA Dev Auth Spires Berry Clg Proj, Ser A (c)	5.50%	12/01/28	180,290
250,000	Floyd Cnty GA Dev Auth Spires Berry Clg Proj, Ser A (c)	5.75%	12/01/33	216,570
				396,860
	Guam – 0.6%
100,000	Guam Govt Business Privilege Tax Rev Ref, Ser D	5.00%	11/15/32	100,182
355,000	Guam Govt Business Privilege Tax Rev, Ser B-1	5.00%	01/01/37	346,842
				447,024

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois – 1.1%
$195,000	Chicago IL Brd of Edu Ref, Ser F	5.00%	12/01/31	$194,631
35,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/22	32,504
105,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/24	88,603
120,000	IL St, Ser A	4.00%	01/01/25	114,880
500,000	Morton Grove IL Tax Incr Rev Sawmill Station Redev Proj	4.25%	01/01/29	445,280
				875,898
	Kansas – 0.6%
500,000	Goddard KS Sales Tax Spl Oblg Rev Ref Olympic Park Star Bond Proj	3.60%	06/01/30	438,580
	Ohio – 0.9%
750,000	Buckeye OH Tobacco Settlement Fing Auth Ref Sr, Class 2, Ser B-2	5.00%	06/01/55	669,570
	Puerto Rico – 3.0%
100,000	Puerto Rico Cmwlth Ref Pub Impt, Ser A, AGM	5.00%	07/01/35	100,920
555,000	Puerto Rico Muni Fin Agy Ref, Ser C, AGC	5.25%	08/01/20	557,997
1,278,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	1,248,018
90,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/27	67,901
468,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/29	320,407
				2,295,243
	Washington – 0.9%
735,000	WA St Hsg Fin Cmmn Transforming Age Projs, Ser A (a)	5.00%	01/01/34	686,571
	Wisconsin – 0.6%
465,000	WI St Hlth & Eductnl Facs Auth Rev Ref St Camillus Hlth Sys, Ser A	5.00%	11/01/29	456,737

Total Investments – 93.1%	71,620,272
(Cost $74,388,562) (f)
Net Other Assets and Liabilities – 6.9%	5,332,356
Net Assets – 100.0%	$76,952,628

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury 10-Year Notes	Short	3	Jun 2020	$ (417,188)	$(17,555)
U.S. Treasury Long Bonds	Short	3	Jun 2020	(543,094)	(21,281)
U.S. Treasury Ultra 10-Year Notes	Short	30	Jun 2020	(4,710,937)	(207,000)
Total Futures Contracts				$(5,671,219)	$(245,836)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2020, securities noted as such amounted to $11,722,231 or 15.2% of net assets.

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(d)	Zero coupon bond.
(e)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $597,002 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,611,128. The net unrealized depreciation was $3,014,126. The amounts presented are inclusive of derivative contracts.

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of April 30, 2020 is as follows:
ASSETS TABLE
	Total Value at 4/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 71,620,272	$ —	$ 71,620,272	$ —
LIABILITIES TABLE
	Total Value at 4/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (245,836)	$ (245,836)	$ —	$ —

*	See Portfolio of Investments for state and territory breakout.

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)

Restricted Securities
As of April 30, 2020, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Academy Proj, 5.38%, 07/01/34	06/14/18	$250,000	$96.96	$253,192	$242,392	0.31%
CA St Sch Fin Auth Chrt Sch Rev Rocketship Pub Schs, Ser G, 5.00%, 06/01/37	12/05/17	$300,000	93.56	312,287	280,674	0.36
				$565,479	$523,066	0.67%